INCOME TAXES - Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense/(recovery)
Canada	$ (13,910)	$ (400)	$ (407)
United States	(19,504)	(26,693)	(47,550)
Current Tax expense/(recovery)	(33,414)	(27,093)	(47,957)
Deferred Tax expense/(recovery)
Canada	11,023	3,915	(17,127)
United States	70,252	126,389	147,072
Deferred Tax expense/(recovery)	81,275	130,304	129,945
Income Tax expense/(recovery)	$ 47,861	$ 103,211	$ 81,988